Inventories - Schedule of Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Measuring inventories [Abstract]
At January 1,	€ (175,222)	€ (147,819)
Provisions	(48,260)	(59,558)	€ (28,561)
Utilizations and releases	22,515	27,708
Exchange differences and other changes	(6,111)	4,447
At December 31,	€ (207,078)	€ (175,222)	€ (147,819)